Notes and Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2021
Statement [LineItems]
Summary of Notes and Accounts Receivable, Net

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cost
Notes and accounts receivable	$142,771.6	$174,586.8
Less: Loss allowance	(246.6)	(291.1)

	142,525.0	174,295.7
At FVTOCI	2,955.3	3,179.8

	$145,480.3	$177,475.5

Movements of Allowance for Doubtful Receivables
Movements of the loss allowance for accounts receivable

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Balance, beginning of period	$325.3	$246.6
Provision	15.2	44.5
Effect of exchange rate changes	(0.3)	—

Balance, end of period	$340.2	$291.1

Trade accounts and notes receivable [member]
Statement [LineItems]
Aging Analysis of Notes and Accounts Receivable, Net
Aging analysis of notes and accounts receivable

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Not past due	$140,933.6	$169,954.9
Past due
Past due within 30 days	4,784.4	7,811.4
Past due 31-60 days	8.7	0.2
Past due 61-120 days	0.1	0.1
Past due over 121 days	0.1	—
Less: Loss allowance	(246.6)	(291.1)

	$145,480.3	$177,475.5